Income Taxes (Details) د.إ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Profit tax percentage	11.90%	11.90%	11.90%	32.10%	(32.00%)
Consecutive years	5 years	5 years	5 years
Preferential tax rate amount	¥ 3,641,000	$ 521,000		¥ 6,697,000	¥ 3,245,000
Valuation allowances (in Dollars) | $
Basic EPS [Member]
Income Taxes [Line Items]
Preferential tax rate amount	100	0		200	100
Dilutive EPS [Member]
Income Taxes [Line Items]
Preferential tax rate amount	¥ 100	$ 0		¥ 200	¥ 100
Holgus [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
Consecutive years	5 years	5 years	5 years
Kashgar [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2017 to 2021 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2022 to 2026 [Member] | Holgus X [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2016 to 2020 [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2021 to 2025 [Member] | Kashgar Times [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2020 to 2025 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2020 to 2025 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate	0.00%	0.00%	0.00%
2026 to 2030 [Member] | Holgus H [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
2026 to 2030 [Member] | Kashgar Lehong [Member]
Income Taxes [Line Items]
Preferential tax rate	9.00%	9.00%	9.00%
Singapore [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	17.00%	17.00%	17.00%
Dubai [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	9.00%	9.00%	9.00%
Statutory income tax (in Dirhams) | د.إ			د.إ 375,000
Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage	16.50%	16.50%	16.50%
South Korea [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	10.00%	10.00%	10.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	25.00%	25.00%	25.00%
PRC [Member] | High and New Technology Enterprise (“the HNTE”) [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2018 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2017 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC [Member] | 2016 to 2027 [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
Minimum [Member] | South Korea [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	9.00%	9.00%	9.00%
Maximum [Member] | South Korea [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	24.00%	24.00%	24.00%